Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	£ 789	£ 743
Exchange differences	23	(22)
Depreciation and impairment charge	(137)	(116)
Additions	289	134
Arising on acquisitions of subsidiaries	522	178
Disposals and transfers	(77)	(128)
Property, plant and equipment at end of period	1,409	789	£ 743
Capital expenditures	289	134	348
Operating segments | UK and Europe
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	447
Property, plant and equipment at end of period	1,031	447
Operating segments | US
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	214
Property, plant and equipment at end of period	246	214
Operating segments | Asia
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	125
Property, plant and equipment at end of period	129	125
Unallocated to a segment (central or other operations)
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	3
Property, plant and equipment at end of period	3	3
Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	295	351
Exchange differences	13	(8)
Depreciation and impairment charge	(10)	(22)
Additions	35	17
Arising on acquisitions of subsidiaries	4
Disposals and transfers	(8)	(43)
Property, plant and equipment at end of period	329	295	351
Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	494	392
Exchange differences	10	(14)
Depreciation and impairment charge	(127)	(94)
Additions	254	117
Arising on acquisitions of subsidiaries	518	178
Disposals and transfers	(69)	(85)
Property, plant and equipment at end of period	1,080	494	392
Capital expenditures	254	117
Tangible assets | Operating segments | UK and Europe
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	187	41
Tangible assets | Operating segments | US
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	14	19
Tangible assets | Operating segments | Asia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	52	55
Tangible assets | Unallocated to a segment (central or other operations)
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	1	2
Tangible assets | With-profits
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	360
Property, plant and equipment at end of period	856	360
Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	1,408	1,516
Property, plant and equipment at end of period	2,053	1,408	1,516
Cost/Gross amount | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	367	439
Property, plant and equipment at end of period	412	367	439
Cost/Gross amount | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	1,041	1,077
Property, plant and equipment at end of period	1,641	1,041	1,077
Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	(619)	(773)
Property, plant and equipment at end of period	(644)	(619)	(773)
Accumulated depreciation | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	(72)	(88)
Property, plant and equipment at end of period	(83)	(72)	(88)
Accumulated depreciation | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of period	(547)	(685)
Property, plant and equipment at end of period	£ (561)	£ (547)	£ (685)